4. Disposition of Inactive Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes
4. Disposition of Inactive Subsidiaries

4. Disposition of Inactive Subsidiaries

On January 30, 2012, ADBI relinquished its 100% ownership and all rights to Centriforce Technology Corporation and its 50% ownership in Sub Sea Oil Technologies, Inc. The underlying assets of both Centriforce and SubSea had no value at that time.

4. Disposition of Inactive Subsidiaries

On January 30, 2012, the Company relinquished its 100% ownership and all rights to Centriforce Technology Corporation and its 50% ownership in Sub Sea Oil Technologies, Inc. The underlying assets of both Centriforce and SubSea had no value at that time.